UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200
         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     May 11, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $112,540 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209s103      199     6455 SH       SOLE                     6455
                                                               108     3500 SH       OTHER                                      3500
Anadarko Petroleum             COM              032511107     8361   106724 SH       SOLE                   103879              2845
                                                                94     1200 SH       OTHER                     200              1000
Apache Corp                    COM              037411105     5498    54740 SH       SOLE                    53405              1335
                                                                53      525 SH       OTHER                                       525
BB&T Corporation               COM              054937107     9957   317209 SH       SOLE                   309690              7519
                                                               173     5511 SH       OTHER                    3240              2271
Blackrock MuniVest Fd          COM              09253r105      184    17685 SH       SOLE                    17685
                                                               196    18850 SH       OTHER                   18850
CSX Corporation                COM              126408103      194     9000 SH       SOLE                     9000
                                                                65     3000 SH       OTHER                                      3000
Cenovus Energy Inc             COM              15135u109     5651   157237 SH       SOLE                   153367              3870
                                                                 7      200 SH       OTHER                     200
Chevrontexaco Corp             COM              166764100     7592    70812 SH       SOLE                    68940              1872
                                                               586     5469 SH       OTHER                     725              4744
Conocophillips                 COM              20825C104     6733    88579 SH       SOLE                    86427              2152
                                                                41      541 SH       OTHER                                       541
Duke Energy Corp               COM              26441C105      250    11890 SH       SOLE                    11890
                                                                78     3700 SH       OTHER                    1200              2500
Eagle Bancorp Inc              COM              268948106      297    17738 SH       SOLE                    17518               220
                                                                 9      563 SH       OTHER                                       563
Encana Corp                    COM              292505104     3566   181474 SH       SOLE                   177084              4390
                                                                 6      300 SH       OTHER                     300
Exxon Mobil Corp               COM              30231g102      122     1410 SH       SOLE                      910               500
                                                               113     1300 SH       OTHER                     800               500
Hewlett-Packard Co             COM              428236103     5437   228177 SH       SOLE                   222476              5701
                                                                30     1255 SH       OTHER                     755               500
MDU Resources Group            COM              552690109     6070   271110 SH       SOLE                   264781              6329
                                                                95     4225 SH       OTHER                    1975              2250
Merck & Co Inc                 COM              58933Y105     4078   106210 SH       SOLE                   103622              2588
                                                                35      900 SH       OTHER                     900
Microsoft Corp                 COM              594918104     3685   114250 SH       SOLE                   111620              2630
                                                                24      750 SH       OTHER                     250               500
Middleburg Financial           COM              596094102      763    48548 SH       SOLE                    48348               200
                                                                30     1900 SH       OTHER                                      1900
Nabors Industries Ltd          COM              G6359F103     3380   193274 SH       SOLE                   188369              4905
                                                                 5      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     7005    88148 SH       SOLE                    85833              2315
                                                                40      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     7745   120098 SH       SOLE                   117102              2996
                                                                76     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      488     5505 SH       SOLE                     5505
                                                               310     3500 SH       OTHER                                      3500
Rayonier Inc                   COM              754907103     8689   197081 SH       SOLE                   192156              4924
                                                               203     4603 SH       OTHER                    2353              2250
SPDR Tr Unit                   COM              78462f103      222     1574 SH       SOLE                     1574
                                                                18      130 SH       OTHER                     130
Spectra Energy                 COM              847560109     3869   122622 SH       SOLE                   119773              2849
                                                                14      440 SH       OTHER                     190               250
Stonegate Bk Ft Lauderdale     COM              861811107      243    14800 SH       SOLE                    14800
                                                                66     4000 SH       OTHER                                      4000
Torchmark Corp                 COM              891027104     3720    74615 SH       SOLE                    74615
Washington Real Estate         COM              939653101     5955   200489 SH       SOLE                   195612              4877
                                                               113     3805 SH       OTHER                    2255              1550